SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
Operating lease asset	$ 318,114
Total lease asset	318,114
Operating lease liability – current portion	55,036
Operating lease liability – noncurrent portion	297,529
Total lease liability	$ 352,565